                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

     POST-EFFECTIVE AMENDMENT NO. 29                                  /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

     AMENDMENT NO. 30                                                 /X/

                                UAM FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)

                          c/o UAM Fund Services, Inc.
                          211 Congress St., 4th Floor
                          Boston, Massachusetts 02110
                 Registrant's Telephone Number (617) 542-5440
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                          Michael E. DeFao, Secretary
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)
                    ---------------------------------------

                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA  19107-3469

     IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

          [_]   Immediately upon filing pursuant to Paragraph (b)
          [_]   on (date) pursuant to Paragraph (b)
          [X]   60 days after filing pursuant to paragraph (a) (1)
          [_]   on (date) pursuant to paragraph (a) (1)
          [_]   75 days after filing pursuant to Paragraph (a) (2)
          [_]   on (date) pursuant to Paragraph (a) (2) of Rule 485

     IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A
                                UAM FUNDS TRUST

The following Prospectuses are included in this Post-Effective Amendment No. 28.

 .    Dwight Capital Preservation Portfolio Institutional Class Shares
 .    Dwight Capital Preservation Portfolio Institutional Service Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 27 filed February 5, 1999:

 .    Heitman Real Estate Portfolio Institutional Class Shares
 .    Heitman Real Estate Portfolio Advisor Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 24 filed July 10, 1998:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares
 .    BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .    Chicago Asset Management Intermediate Bond Portfolio Institutional Class
     Shares
 .    Chicago Asset Management Value/Contrarian Portfolio Institutional Class
     Shares
 .    FPA Crescent Portfolio Institutional Class Share
 .    FPA Crescent Portfolio Institutional Service Class Shares
 .    Hanson Equity Portfolio Institutional Class Shares
 .    Jacobs International Octagon Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Service Class Shares
 .    TJ Core Equity Portfolio Institutional Service Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 23 filed July 2, 1998:

 .    Clipper Focus Portfolio Institutional Class Shares
 .    Clipper Focus Portfolio Institutional Service Class Shares

The Institutional Class Prospectus of PR Mid Cap Growth Portfolio is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

The Institutional Class Prospectus of Cambiar Opportunity Portfolio is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

                                    PART B
                                UAM FUNDS TRUST

The Statement of Additional Information of Dwight Capital Preservation Portfolio is included in this Post-Effective Amendment No. 28.

The Statement of Additional Information of Heitman Real Estate Portfolio is contained in Post-Effective Amendment No. 27 filed February 5, 1999:

The following Statements of Additional Information are contained in Post-Effective Amendment No. 24 filed on July 10, 1998:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares and
     Institutional Service Class Shares
 .    Chicago Asset Management Intermediate Bond Portfolio Institutional Class
     Shares and Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares
 .    FPA Crescent Portfolio Institutional Class Share and Institutional Service
     Class Shares
 .    Hanson Equity Portfolio Institutional Class Shares
 .    Jacobs International Octagon Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Class Shares and
     Institutional Service Class Shares
 .    TJ Core Equity Portfolio Institutional Service Class Shares

The Statement of Additional Information of Clipper Focus Portfolio is contained in Post-Effective Amendment No. 23 filed July 2, 1998:

The Statement of Additional Information of PR Mid Cap Growth Portfolio is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

The Statement of Additional Information of Cambiar Opportunity Portfolio is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

                                    PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used: PEA 27 = Post-Effective Amendment No. 27 filed on February 5, 1999, PEA 24 = Post Effective Amendment No. 24 filed on July 10, 1998; PEA 19 = Post-Effective Amendment No. 19 filed on February 3, 1998; PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997.

                                                                                                         Incorporated by
                                                                                                         Reference to
Exhibit                                                                                                  (Location):
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
   A. 1.   Agreement and Declaration of Trust                                                            PEA 24
----------------------------------------------------------------------------------------------------------------------------------
      2.   Certificate of Trust                                                                          PEA 24
----------------------------------------------------------------------------------------------------------------------------------
      3.   Certificate of Amendment to Certificate of Trust                                              PEA 24
----------------------------------------------------------------------------------------------------------------------------------
    B.1.   By-Laws                                                                                       PEA 24
----------------------------------------------------------------------------------------------------------------------------------
      2.   Amendment to By-Laws dated December 10, 1998                                                  PEA 27
----------------------------------------------------------------------------------------------------------------------------------
   C. 1.   Form of Specimen Share Certificate                                                            PEA 24
----------------------------------------------------------------------------------------------------------------------------------
      2.   The rights of security holders are defined in the Registrant's Agreement and
           Declaration of Trust and By-Laws                                                              PEA 24
----------------------------------------------------------------------------------------------------------------------------------
    D.1.   Investment Advisory Agreement between Registrant and Barrow, Hanley,
           Mewhinney & Strauss                                                                           PEA 27
----------------------------------------------------------------------------------------------------------------------------------
      2.   Investment Advisory Agreement between Registrant and Cambiar Investors, Inc.                  PEA 27
----------------------------------------------------------------------------------------------------------------------------------
      3.   Investment Advisory Agreement between Registrant and Chicago Asset Management Company
           (Intermediate Bond Portfolio)                                                                 PEA 27
----------------------------------------------------------------------------------------------------------------------------------
      4.   Investment Advisory Agreement between Registrant and Chicago Asset Management Company
           (Value/Contrarian Portfolio)                                                                  PEA 27
----------------------------------------------------------------------------------------------------------------------------------
      5.   Investment Advisory Agreement between Registrant and Dwight Asset Management Company          PEA 27
----------------------------------------------------------------------------------------------------------------------------------
      6.   Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc.             PEA 27
----------------------------------------------------------------------------------------------------------------------------------
      7.   Investment Advisory Agreement between Registrant and Hanson Investment Management
           Company                                                                                       PEA 27
----------------------------------------------------------------------------------------------------------------------------------
      8.   Investment Advisory Agreement between Registrant and Heitman/PRA Securities Advisors, Inc.    PEA 27
----------------------------------------------------------------------------------------------------------------------------------
      9.   Investment Advisory Agreement between Registrant and Jacobs Asset Management, L.P.            PEA 27
----------------------------------------------------------------------------------------------------------------------------------
     10.   Investment Advisory Agreement between Registrant and Murray Johnstone International Limited   PEA 27
----------------------------------------------------------------------------------------------------------------------------------
     11.   Investment Advisory Agreement between Registrant and Pacific Financial Research, Inc.         PEA 27
----------------------------------------------------------------------------------------------------------------------------------
     12.   Investment Advisory Agreement between Registrant and Pell Rudman Trust Company, N.A.          PEA 27
---------------------------------------------------------------------------------------------------------------------------------
     13.   Investment Advisory Agreement between Registrant and Tom Johnson Investment Management        PEA 27
----------------------------------------------------------------------------------------------------------------------------------
   E. 1.   Distribution Agreement between Registrant and UAM Fund Distributors                           PEA 24
----------------------------------------------------------------------------------------------------------------------------------
      2.   Distribution Agreement between Registrant and UAM Fund Distributors, Inc. dated as of March   Filed herewith
           31, 1999 (Advisor Class Shares)
----------------------------------------------------------------------------------------------------------------------------------
      2.   Distribution Agreement between Registrant and ACG Capital Corporation (Advisor Class Shares)  PEA 19
----------------------------------------------------------------------------------------------------------------------------------
      4.   Amendment to Distribution Agreement between Registrant and ACG Capital Corporation dated as   Filed herewith
           of March 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
      5.   Selling Dealer Agreement                                                                      PEA 24
----------------------------------------------------------------------------------------------------------------------------------
   F.      Trustees' and Officers' Contracts and Programs                                                Not applicable
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
   G. 1.  Global Custody Agreement                                     PEA16
------------------------------------------------------------------------------------------
   H. 1.  Fund Administration Agreement                                PEA 27
------------------------------------------------------------------------------------------
      2.  Mutual Funds Service Agreement                               PEA16
------------------------------------------------------------------------------------------
   I.     Opinions and Consents of Counsel                             Filed herewith
------------------------------------------------------------------------------------------
   J.     Consent of Independent Auditors                              Not applicable
------------------------------------------------------------------------------------------
   K.     Other Financial Statements                                   Not applicable
------------------------------------------------------------------------------------------
   L.     Purchase Agreement                                           PEA 24
------------------------------------------------------------------------------------------
   M. 1.  Distribution Plan                                            PEA 24
------------------------------------------------------------------------------------------
      2.  Shareholder Services Plan                                    PEA 24
------------------------------------------------------------------------------------------
      3.  Service Agreement                                            PEA 24
------------------------------------------------------------------------------------------
   N.     Financial Data Schedule                                      Not applicable
------------------------------------------------------------------------------------------
   O.     Amended and Restated Rule 18f-3 Multiple Class Plan          PEA 24
------------------------------------------------------------------------------------------
   P.     Powers of Attorney                                           PEA 24, PEA 27

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                                                                         File No.
=============================================================================================================================
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                                  801-31237
-----------------------------------------------------------------------------------------------------------------------------
Cambiar Investors, Inc.                                                                                    801-09538
-----------------------------------------------------------------------------------------------------------------------------
Chicago Asset Management Company                                                                           801-20197
-----------------------------------------------------------------------------------------------------------------------------
Dwight Asset Management Company                                                                            801-45304
-----------------------------------------------------------------------------------------------------------------------------
First Pacific Advisors, Inc.                                                                               801-39512
-----------------------------------------------------------------------------------------------------------------------------
Hanson Investment Management Company                                                                       801-14817
-----------------------------------------------------------------------------------------------------------------------------
Heitman/PRA Securities Advisors, Inc.                                                                      801-48252
-----------------------------------------------------------------------------------------------------------------------------
Jacobs Asset Management, L.P.                                                                              801-49790
-----------------------------------------------------------------------------------------------------------------------------
Murray Johnstone International Ltd.                                                                        801-34926
-----------------------------------------------------------------------------------------------------------------------------
Pacific Financial Research, Inc.                                                                           801-54352
-----------------------------------------------------------------------------------------------------------------------------
Tom Johnson Investment Management, Inc.                                                                    801-42549

                                                Positions and Offices with Pell Rudman         Positions and Offices with Pell
Name and Principal Business Address             Trust Company, N.A.                            Rudman & Co., Inc.
===============================================================================================================================
Jeffrey S. Thomas                               Director                                       Chief Financial Officer of
100 Federal Street                                                                             Pell, Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
Edward I. Rudman                                Director                                       Chairman and President of Pell,
100 Federal Street                                                                             Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
James S. McDonald                               Director                                       Executive Vice President of
100 Federal Street                                                                             Pell, Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
Susan W. Hunnewell                              Director                                       Senior Vice President of Pell,
100 Federal Street                                                                             Rudman & Co., Inc.
Boston, Massachusetts

Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Jacobs Asset Management, L.P., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Except for Heitman Real Estate Portfolio Advisor Class Shares, UAM Fund Distributors, Inc. ("UAMFDI") acts as sole distributor of the registrant's shares. ACG Capital Corporation ("ACG") acts as sole distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each director and officer of UAMFDI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

(c) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

(d)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:


Name and Address of Service Provider             Relationship with Registrant
================================================================================
The Chase Manhattan Bank                         Custodian bank
4 Chase MetroTech Center
Brooklyn, New York, 11245
--------------------------------------------------------------------------------
Chase Global Funds Services Company              Sub-administrator
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
UAM Fund Services, Inc.                          Administrator
211 Congress Street, 4th Floor
Boston, Massachusetts 02110
--------------------------------------------------------------------------------
UAM Shareholder Services Center, Inc.            Sub-shareholder servicing agent
825 Duportail Road
Wayne, PA 19087
--------------------------------------------------------------------------------
DST Systems, Inc.                                Sub-transfer agent
210 West 10th Street
Kansas City, Missouri 64105

The registrant's investment advisers will also maintain physical possession of certain of the books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 9th day of April, 1999.

                                             UAM FUNDS TRUST

                                             /s/ Michael E. DeFao
                                             -----------------------------
                                             Michael E. DeFao
                                             Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 9th day of April, 1999:

            *
___________________________________
Norton H. Reamer, Chairman and
 President


            *
___________________________________
John T. Bennett, Jr., Trustee


            *
___________________________________
Nancy J. Dunn, Trustee


            *
___________________________________
Philip D. English, Trustee


            *
___________________________________
William A. Humenuk, Trustee


            *
___________________________________
Peter M. Whitman, Jr., Trustee



/s/ Gary L. French
-----------------------------------
Gary L. French, Treasurer


/s/ Michael E. DeFao
-----------------------------------
* Michael E. DeFao
(Attorney-in-Fact)

                                   UAM Funds

                                    Funds for the Informed


Investor/SM/



THE DWIGHT CAPITAL PRESERVATION PORTFOLIO

INSTITUTIONAL SERVICE CLASS PROSPECTUS                       April __, 1999


                                                                             UAM

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY......................................................     1

   WHAT ARE THE OBJECTIVES OF THE PORTFOLIO?...........................     1
   WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?......     1
   WHAT ARE THE PRINCIPAL RISKS OF THE ^ERROR! BOOKMARK NOT
   DEFINED. ^PORTFOLIO?................................................     1
   WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?....................     2

INVESTING WITH THE UAM FUNDS ERROR! BOOKMARK NOT DEFINED.

   BUYING SHARES.......................................................     3
   REDEEMING SHARES....................................................     4
   TRANSACTION POLICIES................................................     4

ACCOUNT POLICIES.......................................................     7

   SMALL ACCOUNTS......................................................     7
   DISTRIBUTIONS.......................................................     7
   FEDERAL TAXES.......................................................     7

FUND DETAILS...........................................................     9

   PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO....................     9
   OTHER INVESTMENT PRACTICES AND STRATEGIES...........................    12
   YEAR 2000...........................................................    13
   INVESTMENT MANAGEMENT...............................................    13
   SHAREHOLDER SERVICING ARRANGEMENTS..................................    14

PORTFOLIO SUMMARY

  The Dwight Capital Preservation Portfolio offers its shares only to individual investors who invest in the portfolio through an individual retirement account ("IRA"), Education IRA, SEP-IRA, Simple IRA, ROTH-IRA or KEOGH Plan.

WHAT ARE THE OBJECTIVES OF THE PORTFOLIO?

  The portfolio seeks a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV). The portfolio cannot guarantee it will meet its investment objectives. The portfolio may change its investment objectives without shareholder approval.


WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  This section summarizes the principal investment strategies of the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio is designed to produce higher returns than a money market fund, while seeking to maintain a NAV that is considerably more stable than a typical high-quality fixed-income fund.

  Like other high-quality fixed-income funds, the portfolio invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. Unlike other fixed-income funds, however, the portfolio seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers). A wrapper agreement is a contract that obligates the wrap provider to maintain the adjusted cost basis (book value) of some or all of the assets of the portfolio. For example, if the portfolio were to sell a security for less than its book value, the wrap provider may be obligated to pay the portfolio the difference, and vice versa.

  In purchasing a wrapper agreement, the portfolio trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates.


WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

RISKS COMMON TO ALL MUTUAL FUNDS

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  .  The value of the securities it owns changes, sometimes rapidly and unpredictably.
  .  The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.
  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

DWIGHT CAPITAL PRESERVATION PORTFOLIO

  The portfolio cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or a current rate of return that is higher than a money market mutual fund.

  The portfolio tries to offset changes in the value of it investments and to maintain a stable NAV by combining its investments in debt securities with wrapper agreements. However, without wrapper agreements, the portfolio will not be able to maintain a stable NAV. This could happen if:

  .  A provider of a wrapper agreement defaults on its obligation.
  .  The portfolio cannot purchase wrapper agreements.
  . The portfolio buys wrapper agreements that do not offset changes in its NAV.

  If the portfolio's attempts to stabilize its NAV fail, the value of its investments could fall because:

  .  Of market conditions and economic and political events.
  . Interest rates rise, which tends to cause the value of debt securities to fall.
  . A security's credit rating worsens or its issuer becomes unable to honor its financial obligations.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
Fees and Expenses of the Portfolio

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

--------------------------------------------------------------------------------------------------------
Shareholder Fees (Fees Paid Directly From Your Account)
  Redemption Fee (as a percentage of amount redeemed)                        2.00%
--------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses That Are Deducted From the Assets of the Portfolio)
  Management Fees                                                            0.50%
--------------------------------------------------------------------------------------------------------

  Service (12b-1) Fees                                                       0.25%
--------------------------------------------------------------------------------------------------------
  Other Expenses+                                                            0.60%
--------------------------------------------------------------------------------------------------------
  Total Expenses*                                                            1.35%
  --------------                                                             ----

  + Other Expenses are based on estimated amounts for the first fiscal year of the portfolio. Other Expenses include the fees the portfolio expects to pay for wrapper agreements.

  * Actual Fees and Expenses The portfolio expects that the ratios stated in the table above are higher than the expenses you will actually pay as an investor in the portfolio. Due to certain expense limits by the adviser and expense offsets, investors in the portfolio actually paid the total operating expenses listed in the table below during its first fiscal year. The adviser may cancel its expense limitation at any time.


    ----------------------------------------------------------------------------
      Actual Expenses                                 1.25%
      ---------------                                 -----

EXAMPLE

  This example can help you to compare the cost of investing in this portfolio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 Year      3 Years
--------------------------------------------------------------------------------

If you redeem your shares                                  $345         $650
--------------------------------------------------------------------------------
If you did not redeem your shares, you would pay           $137         $428

Investing with the UAM Funds

BUYING SHARES

                            TO OPEN AN ACCOUNT            TO BUY MORE SHARES
-----------------------------------------------------------------------------------
By Mail                 Send a check or money       Send a check and, if possible,
                        order and your account      the "Invest by Mail" stub that
                        application to the UAM      accompanied your statement to
                        Funds.  Make checks         the UAM Funds.  Be sure your
                        payable to "UAM Funds"      check identifies clearly your
                        (the UAM Funds will not     name, account number and the
                        accept third-party          UAM Fund into which you want
                        checks).                    to invest.
-----------------------------------------------------------------------------------
By Wire                 Call 1-877-826-5465 for     Call 1-877-826-5465 to get a
                        an account number and       wire control number and wire
                        wire control number and     your money to the UAM Funds.
                        then send your completed
                        account application to
                        the UAM Funds.
                                            Wiring Instructions
                                            United Missouri Bank
                                              ABA # 101000695
                                                 UAM Funds
                                          DDA Acct. # 9870964163
                                    Ref: portfolio name/account number/
                                     account name/wire control number
-----------------------------------------------------------------------------------
By Automatic            Not Available               To set up a plan, mail a
Investment Plan (Via                                completed application to the
ACH)                                                UAM Funds.  To cancel or
                                                    change a plan, write to the
                                                    UAM Funds.  Allow up to 15
                                                    days to create the plan and 3
                                                    days to cancel or change it.

-----------------------------------------------------------------------------------
Minimum                 $2,500                      $100
Investments


                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
--------------------------------------------------------------------------------

By Mail               Send a letter signed by all registered parties on the
                      account to the UAM Funds specifying:
                      .  The UAM Fund.
                      .  The account number.
                      .  The dollar amount or number of shares you wish to
                      redeem.
                      Certain shareholders may have to include additional
                      documents.  Please see the Statement of Additional
                      Information (SAI) if you need more information.
--------------------------------------------------------------------------------
By Telephone          You must first establish the telephone redemption
                      privilege (and, if desired, the wire redemption
                      privilege) by completing the appropriate sections of the
                      account application.
                      Call 1-877-UAM-Link (862-5465) to redeem your shares.
                      Based on your instructions, the UAM Funds will mail your
                      proceeds to you or wire them to your bank.
--------------------------------------------------------------------------------
By                    If your account balance is at least $10,000, you may
Systematic            transfer as little as $100 per month from your UAM
Withdrawal Plan       account to your financial institution.
(Via ACH)             To participate in this service, you must complete the
                      appropriate sections of the account application and mail it to the UAM Funds.



TRANSACTION POLICIES
--------------------------------------------------------------------------------
Calculating Your Share Price


  You may buy or sell shares of the portfolio at a price equal to its net asset value (NAV) next computed after it receives your order. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange
  (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading on the following day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or redeem shares of the portfolio through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

CALCULATING NAV

  The UAM Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds value their investments with readily available market quotations at market value. Investments that do not have readily available market quotations, such as wrapper agreements, are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

IN-KIND TRANSACTIONS

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a portfolio with securities instead of cash.

PAYMENT OF REDEMPTION PROCEEDS

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

  REDEMPTION FEE
  The portfolio will deduct a 2.00% redemption fee from the redemption proceeds of any shareholder redeeming shares of the portfolio, except those that:

  .  Die or become disabled.
  . Are at least 59-1/2 1/2and have held their shares continuously for at least 12 months.

  The portfolio charges the redemption fee primarily to offset certain transaction costs and administrative expenses the portfolio incurs because of the redemption. As the portfolio is intended for long-term investment, the redemption fee is also designed to discourage shareholders from trying to take advantage of short-term interest rate movements.

SIGNATURE GUARANTEE

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that registered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institutions, securities dealers, national securities exchanges, registered securities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

TELEPHONE TRANSACTIONS

  The UAM Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

RIGHTS RESERVED BY THE UAM FUNDS

  PURCHASES

  At any time and without notice, the UAM Funds may:

  .  Stop offering shares of a portfolio.
  .  Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its expenses.)

  REDEMPTIONS

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may suspend your right to redeem if:

  .  Trading on the NYSE is restricted.
  .  The SEC allows the UAM Funds to delay redemptions.

ACCOUNT POLICIES

SMALL ACCOUNTS


  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. This provision does not apply:

  . To retirement accounts and certain other accounts.

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS

  Normally, the portfolio declares its net investment income daily and pays it monthly. In addition, it distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

  To maintain a stable NAV, the portfolio may have to declare and pay dividends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the portfolio to take some or all of the following actions:

  . If the portfolio distributes more money than it actually earned, it may have to make a distribution that may be considered a return of capital.

  . If the income the portfolio earns exceeds the amount of dividends distributed, the portfolio may have to distribute that excess income to shareholders and declare a reverse split of its shares.

  The portfolio may split its shares when it distributes its net capital gains. Share splits or reverse share splits will cause the number of shares owned by shareholders to increase or decrease while allowing the NAV of the portfolio to remain stable.

FEDERAL TAXES

  The following is a summary of the federal income tax consequences of investing in the UAM Funds. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the UAM Funds.

TAXES ON DISTRIBUTIONS

  The distributions of the portfolio will generally be taxable to shareholders as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided.

TAXES ON REDEMPTIONS

  When you redeem shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable at some time in the future.

BACKUP WITHHOLDING

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

FUND DETAILS

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO

  The following briefly describes the principal investment strategies that the Dwight Capital Preservation Portfolio may employ in seeking its objectives. For more information concerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). The portfolio may change these strategies without shareholder approval.

  The portfolio invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The portfolio may also invest in:

  . Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating categories at the time of purchase.

  . Other investments, including commingled pools of the securities described above.

  The average duration of the portfolio will normally range from 1.5 to 4.0 years. The portfolio expects its dollar weighted average maturity to be six years or less.

  The portfolio seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers). The portfolio will buy wrapper agreements from wrap providers that a rating agency has rated in one of its top two rating categories at the time of purchase. The portfolio expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments.

COMPARISON TO MONEY MARKET FUNDS AND OTHER FIXED INCOME FUNDS

  While not fixed at $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the portfolio to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the portfolio and its yield will tend to more closely track the direction of current market rates than the yield of the portfolio. Over the long-term, however, the adviser believes the portfolio will offset those differences by producing higher returns than a money market fund. The portfolio cannot, however, guarantee that the combination of securities and wrapper agreements will provide a constant NAV or a current rate of return that is higher than a money market mutual fund.

DEBT SECURITIES

  A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). Debt securities include securities issued by the corporations and the U.S. government and its agencies, mortgage-backed and asset-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), commercial paper and certificates of deposit.

  The concept of duration is useful in assessing the sensitivity of an income fund to interest rate movements, which are the main source of risk for almost all income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the price of the bond will go down, and vice versa). Some types of debt securities are more affected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mortgage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behavior can negatively affect the performance of a portfolio by shortening or lengthening its average maturity and, thus, reducing its effective duration. The unexpected timing of mortgage backed and asset-backed prepayments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. To compensate investors for assuming more risk, issuers with lower credit ratings usually offer their investors higher "risk premium" in the form of higher interest rates than they would find with a safer security, such as a U.S. Treasury security. However, since the interest rate is fixed on a debt security at the time it is purchased, investors reflect changes in confidence regarding the certainty of interest and principal by adjusting the price they are willing to pay for the security. This will affect the yield-to-maturity of the security. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

WRAPPER AGREEMENTS

  A wrapper agreement obligates the wrap provider to maintain the book value of some or all of the portfolio's assets (covered assets). Under a typical wrapper agreement, if the portfolio sells a covered asset for less than book value, the wrap provider will pay the portfolio the difference. If the portfolio sells a security for more than its book value, the portfolio will pay the wrap provider the difference. The book value of the covered assets is their purchase price:

  . Plus interest on the covered assets at a rate specified in the wrapper agreement (crediting rate), which the portfolio.

  . Less an adjustment to reflect any defaulted securities.

  The portfolio and the wrapper provider calculate the crediting rate used in computing book value according to a formula specified in the wrapper agreement. Usually, the crediting rate is

  . The actual interest earned on the covered assets, or an index-based approximation of the interest earned on the covered assets.

  . Plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of the covered assets.

  ACCOUNTING FOR WRAPPER AGREEMENTS

  The portfolio anticipates that the value of the wrapper agreements will move in the opposite direction from the value of the covered assets. When the value of the covered assets is less than their book value, the portfolio will treat the difference as an asset. Similarly, when the value of the covered assets is more than their book value, the excess will be a liability of the portfolio. Normally, the portfolio expects the sum of the total value of its wrapper agreements plus the total value of all of its covered assets to equal the book value of its covered assets.

  The terms of the wrapper agreements vary concerning when payments must actually be made between the portfolio and the wrap provider. In some cases, payments may be due upon disposition of the covered assets. Other wrapper agreements only provide for settlement when the wrapper agreement terminates or the portfolio sells all of the covered assets.

  RISKS OF WRAPPER AGREEMENTS

  The crediting rate will generally reflect movements in prevailing interest rates, though, it may at any time be different from than these rates or the actual interest income earned on the covered assets. The costs the portfolio incurs when buying wrapper agreements may reduce its return as compared to a direct investment in the covered assets. Consequently, the portfolio may not perform as well as other high-quality fixed-income funds of comparable duration.

  The following are some of the factors that may cause the value of your shares to decline:

  . The portfolio may have to maintain a specified percentage of its total assets in short-term investments (liquidity reserve) to cover redemptions and portfolio expenses. This may result in a lower return for the portfolio than if it had invested in longer-term debt securities.

 1. An issuer of a security may defaults on payments of principal or interest or have its credit rating downgraded, which may require the portfolio to sell covered assets quickly and at prices that may not fully reflect their current value. Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. In addition, downgrades below investment-grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrapper agreement.

  . The portfolio might not be able to replace existing wrapper agreements with other suitable wrapper agreement if (1) they mature or terminate or (2) the wrap provider defaults.

  . The portfolio may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements.
     This could occur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable.

  . There is no active trading market for wrapper agreements and the portfolio does not expect one to develop; therefore, the portfolio will consider wrapper agreements illiquid. The portfolio may invest up to 15% of its net assets in illiquid securities.

OTHER INVESTMENT PRACTICES AND STRATEGIES

  As described below the portfolios may invest in derivatives and may deviate from their investment strategies from time to time. In addition, they may employ investment practices that are not described in this prospectus, including foreign securities, repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning the risks associated with these investment practices, you should read the SAI.

DERIVATIVES

  The portfolio may use options, futures and swaps, which are types of derivatives. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .  Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

PORTFOLIO TURNOVER

  The portfolio may buy and sell investments relatively often and estimates that its annual portfolio turnover rate will not exceed 200%. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains, particularly short-term gains realized by the portfolio. Shareholders must pay tax on such capital gains.

YEAR 2000

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Consequently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in general. The year 2000 issue affects all companies and organizations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date. They are also requesting information on each service provider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

  Dwight Asset Management Company, a Delaware corporation located at 125 College Street, Burlington, Vermont 05401, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser , an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since1983. For its services, the portfolio pays the adviser a fee of 0.50% of its average net assets.

  In addition, the adviser has voluntarily agreed to limit the total annual fund operating expenses of the portfolio to 1.00%. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue this expense limitation until further notice.

PORTFOLIO MANAGERS

  A team of investment professionals of the adviser is primarily responsibility for the day-to-day management of the portfolio.

  The adviser manages accounts of debt securities that have substantially similar investment objectives as the portfolio. The adviser manages these accounts using techniques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of all of these accounts are listed below. The performance data for the managed accounts reflects deductions of all fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect fees and expenses of the portfolio, the composite's performance would have been lower.

  The adviser calculated its performance according to the method used by the Association for Investment Management and Research. Had the adviser calculated its performance using the SEC's method, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate accounts is not intended to predict or suggest the performance of the portfolio and may be calculated differently than the performance of the portfolio.

                                         Dwight Asset
                                      Management Company     Ryan 5 Year GIC Master
                                      All Funds Composite*          Index+
-----------------------------------------------------------------------------------
Calendar Years                                 6.94%                6.57%
1998
1997                                           7.11%                6.58%
1996                                           7.28%                6.73%
1995                                           7.63%                7.19%
1994                                           8.10%                7.52%
1993                                           8.69%                8.15%
1992                                           9.37%                8.70%
Average Annualized Return For
 Various Periods Ended 3/31/99
1-year                                         6.85%                6.59%
-----------------------------------------------------------------------------------
3-years                                        7.05%                6.61%
-----------------------------------------------------------------------------------
5-years                                        7.33%                6.86%
-----------------------------------------------------------------------------------
10-Years                                       8.65%                7.83%

  * All returns are dollar weighted, and are net of fees and expenses. Returns are net fees, which are based on a dollar weight average of 0.10% as of 12/31/98.

SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION PLANS

  The UAM Funds have adopted distribution plans and shareholder services plans under Rule 12b-1 of the Investment Company Act of 1940 that permit them to pay broker-dealers, financial institutions and other third parties for marketing, distribution and shareholder services. The UAM Funds' 12b-1 plans allow the portfolio to pay up to 1.00% of its average daily net assets annually for these services. However, the board of the UAM Funds has authorized the portfolio to pay only 0.25% per year. Because Institutional Service Class Shares pay these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICING

  Certain financial intermediaries (service agents) may charge their clients account fees for buying or redeeming shares of the UAM Funds, which are not subject to the Fund's Distribution Plan or Shareholder Servicing Plan. These fees may include transaction fees and/or service fees paid from the assets of the UAM Funds attributable to the service agent. The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors. The service agents may provide shareholder services to their clients that are not available to a shareholder dealing directly with the UAM Funds. Each service agent is responsible for transmitting to its clients a schedule of any such fees and information regarding any additional or different purchase or redemption conditions. You should consult your service agent for information regarding these fees and conditions.

  Anyone entitled to receive compensation for selling or servicing shares of the UAM Funds may receive different compensation with respect to one particular class of shares over another.

  The adviser may pay its affiliated companies for referring investors to a portfolio. The adviser and its affiliates may, at their own expense, pay qualified service providers for marketing, shareholder servicing, record-keeping and/or other services performed with respect to a portfolio.

  The UAM Funds also offer Institutional Class shares, which do not pay marketing or shareholder servicing fees, and Advisor Class shares, which impose a sales load and fees for marketing and shareholder servicing, for certain of its portfolios. Not all of the UAM Funds offer all of these classes.

THE DWIGHT CAPITAL PRESERVATION PORTFOLIO


  For investors who want more information about the portfolio, the following documents are available upon request.

STATEMENT OF ADDITIONAL INFORMATION

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

HOW TO GET MORE INFORMATION

  Investors can receive free copies of these materials, request other information about the portfolio and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get copies of the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free, on the SEC's Internet site at www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.




UAM

                                    UAM FUNDS
                                    Funds for the Informed

Investor(SM)






THE DWIGHT CAPITAL PRESERVATION PORTFOLIO

Institutional Class Prospectus                               April  , 1999


                                                                           UAM


          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY.........................................................   1
   WHAT ARE THE OBJECTIVES OF THE PORTFOLIO?..............................   1
   WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?.........   1
   WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?.........................   1
   WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?.......................   2
INVESTING WITH THE UAM FUNDS BOOKMARK NOT DEFINED.
   BUYING SHARES..........................................................   3
   REDEEMING SHARES.......................................................   4
   TRANSACTION POLICIES...................................................   4
ACCOUNT POLICIES..........................................................   7
   SMALL ACCOUNTS.........................................................   7
   DISTRIBUTIONS..........................................................   7
   FEDERAL TAXES..........................................................   7
FUND DETAILS..............................................................   9
   PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO.......................   9
   OTHER INVESTMENT PRACTICES AND STRATEGIES..............................  12
   YEAR 2000..............................................................  13
   INVESTMENT MANAGEMENT..................................................  13
   SHAREHOLDER SERVICING ARRANGEMENTS.....................................  16

PORTFOLIO SUMMARY

  The Dwight Capital Preservation Portfolio offers its shares only to individual investors who invest in the portfolio through an individual retirement account ("IRA"), Education IRA, SEP-IRA, Simple IRA, ROTH-IRA or KEOGH Plan.

WHAT ARE THE OBJECTIVES OF THE PORTFOLIO?

  The portfolio seeks a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV). The portfolio cannot guarantee it will meet its investment objectives. The portfolio may change its investment objectives without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?

  This section summarizes the principal investment strategies of the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE
  PORTFOLIO."

  The portfolio is designed to produce higher returns than a money market fund, while seeking to maintain a NAV that is considerably more stable than a typical high-quality fixed-income fund.

  Like other high-quality fixed-income funds, the portfolio invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. Unlike other fixed-income funds, however, the portfolio seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers). A wrapper agreement is a contract that obligates the wrap provider to maintain the adjusted cost basis (book value) of some or all of the assets of the portfolio. For example, if the portfolio were to sell a security for less than its book value, the wrap provider may be obligated to pay the portfolio the difference, and vice versa.

  In purchasing a wrapper agreement, the portfolio trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates.


WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?


  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

RISKS COMMON TO ALL MUTUAL FUNDS

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  The value of the securities it owns changes, sometimes rapidly and unpredictably.

  The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  Unforeseen occurrences in the securities markets negatively affect the PORTFOLIO.


DWIGHT CAPITAL PRESERVATION PORTFOLIO

  The portfolio cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or a current rate of return that is higher than a money market mutual fund.

  The portfolio tries to offset changes in the value of it investments and to maintain a stable NAV by combining its investments in debt securities with wrapper agreements. However, without wrapper agreements, the portfolio will not be able to maintain a stable NAV. This could happen if:

  .  A provider of a wrapper agreement defaults on its obligation.

  .  The portfolio cannot purchase wrapper agreements.

  . The portfolio buys wrapper agreements that do not offset changes in its NAV.

If the portfolio's attempts to stabilize its NAV fail, the value of its investments could fall because:

  .  Of market conditions and economic and political events.

  . Interest rates rise, which tends to cause the value of debt securities to fall.

  . A security's credit rating worsens or its issuer becomes unable to honor its financial obligations.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?

FEES AND EXPENSES OF THE PORTFOLIO


  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

Shareholder Fees (Fees Paid Directly From Your Account)
  Redemption Fee (as a percentage of amount redeemed)                                               2.00%
--------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses That Are Deducted From the Assets of the Portfolio)
  Management Fees                                                                                   0.50%
--------------------------------------------------------------------------------------------------------
  Other Expenses=+                                                                                  0.60%
  Total Expenses*                                                                                   1.10%


  + OTHER EXPENSES are based on estimated amounts for the first fiscal year of the portfolio. Other Expenses include the fees the portfolio expects to pay for wrapper agreements.

  * ACTUAL FEES AND EXPENSES The portfolio expects that the ratios stated in the table above are higher than the expenses you will actually pay as an investor in the portfolio. Due to certain expense limits by the adviser and expense offsets, investors in the portfolio actually paid the total operating expenses listed in the table below during its first fiscal year. The adviser may cancel its expense limitation at any time..

    Actual Expenses                           1.00%

EXAMPLE

  This example can help you to compare the cost of investing in this portfolio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       1 YEAR      3 YEARS

If you redeem your shares                              $320         $574
If you did not redeem your shares, you would pay       $112         $350

INVESTING WITH THE UAM FUNDS

BUYING SHARES

                     TO OPEN AN ACCOUNT               TO BUY MORE SHARES

BY MAIL             Send a check or money       Send a check and, if possible,
                    order and your account      the "Invest by Mail" stub that
                    application to the UAM      accompanied your statement to
                    Funds.  Make checks         the UAM Funds.  Be sure your
                    payable to "UAM Funds"      check identifies clearly your
                    (the UAM Funds will not     name, account number and the
                    accept third-party          UAM Fund into which you want
                    checks).                    to invest.

BY WIRE             Call 1-877-826-5465 for     Call 1-877-826-5465 to get a
                    an account number and       wire control number and wire
                    wire control number and your money to the UAM Funds. then send your completed account application to the UAM Funds.

                                       Wiring Instructions
                                       United Missouri Bank
                                         ABA # 101000695
                                            UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

BY AUTOMATIC        Not Available               To set up a plan, mail a
INVESTMENT PLAN                                 completed application to the
(VIA ACH)                                       UAM Funds.  To cancel or
                                                change a plan, write to the
                                                UAM Funds.  Allow up to 15
                                                days to create the plan and 3
                                                days to cancel or change
                                                it.

MINIMUM             $2,500                      $100
INVESTMENTS
                                   UAM FUNDS
                                 PO BOX 419081
                          KANSAS CITY, MO  64141-6081
                     (TOLL FREE) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES



BY MAIL Send a letter signed by all registered parties on the account to the UAM Funds specifying:
                    .   The UAM Fund.
                    .   The account number.
                    .   The dollar amount or number of shares you wish to
                        redeem.
                    .   Certain shareholders may have to include additional
                        documents.  Please see the Statement of Additional
                        Information (SAI) if you need more information.


BY TELEPHONE        You must first establish the telephone redemption
                    privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application.
                    Call 1-877-UAM-Link (862-5465) to redeem your shares.
                    Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.


BY                  If your account balance is at least $10,000, you may
SYSTEMATIC          transfer as little as $100 per month from your UAM
WITHDRAWAL PLAN     account to your financial institution.
(VIA ACH)           To participate in this service, you must complete the
                    appropriate sections of the account application and mail it to the UAM Funds.


TRANSACTION POLICIES


CALCULATING YOUR SHARE PRICE

  You may buy or sell shares of the portfolio at a price equal to its net asset value (NAV) next computed after it receives your order. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange
  (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading on the following day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

  BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY


  You may buy or redeem shares of the portfolio through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

CALCULATING NAV

  The UAM Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds value their investments with readily available market quotations at market value. Investments that do not have readily available market quotations, such as wrapper agreements, are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

IN-KIND TRANSACTIONS

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a portfolio with securities instead of cash.

PAYMENT OF REDEMPTION PROCEEDS

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

  REDEMPTION FEE

  The portfolio will deduct a 2.00% redemption fee from the redemption proceeds of any shareholder redeeming shares of the portfolio, except those that:

  .   Die or become disabled.

  . Are at least 59-1/2 1/2and have held their shares continuously for at least 12 months.

  The portfolio charges the redemption fee primarily to offset certain transaction costs and administrative expenses the portfolio incurs because of the redemption. As the portfolio is intended for long-term investment, the redemption fee is also designed to discourage shareholders from trying to take advantage of short-term interest rate movements.

  SIGNATURE GUARANTEE

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that registered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institutions, securities dealers, national securities exchanges, registered securities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

TELEPHONE TRANSACTIONS

  The UAM Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

RIGHTS RESERVED BY THE UAM FUNDS

  PURCHASES

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its expenses.)

  REDEMPTIONS

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may suspend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC allows the UAM Funds to delay redemptions.

ACCOUNT POLICIES

SMALL ACCOUNTS

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls because of market fluctuations and not your redemptions.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS

  Normally, the portfolio declares its net investment income daily and pays it monthly. In addition, it distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

  To maintain a stable NAV, the portfolio may have to declare and pay dividends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the portfolio to take some or all of the following actions:

  . If the portfolio distributes more money than it actually earned, it may have to make a distribution that may be considered a return of capital.

  . If the income the portfolio earns exceeds the amount of dividends distributed, the portfolio may have to distribute that excess income to shareholders and declare a reverse split of its shares.

  The portfolio may split its shares when it distributes its net capital gains. Share splits or reverse share splits will cause the number of shares owned by shareholders to increase or decrease while allowing the NAV of the portfolio to remain stable.

FEDERAL TAXES

  The following is a summary of the federal income tax consequences of investing in the UAM Funds. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the UAM Funds.

TAXES ON DISTRIBUTIONS

  The distributions of the portfolio will generally be taxable to shareholders as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided.

TAXES ON REDEMPTIONS

  When you redeem shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable at some time in the future.

BACKUP WITHHOLDING

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Fund Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO

  The following briefly describes the principal investment strategies that the Dwight Capital Preservation Portfolio may employ in seeking its objectives. For more information concerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). The portfolio may change these strategies without shareholder approval.

  The portfolio invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The portfolio may also invest in:

     Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating categories at the time of purchase.

     Other investments, including commingled pools of the securities described above.

  The average duration of the portfolio will normally range from 1.5 to 4.0 years. The portfolio expects its dollar weighted average maturity to be six years or less.

  The portfolio seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers). The portfolio will buy wrapper agreements from wrap providers that a rating agency has rated in one of its top two rating categories at the time of purchase. The portfolio expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments.

Comparison to Money Market Funds and Other Fixed Income Funds

  While not fixed at $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the portfolio to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the portfolio and its yield will tend to more closely track the direction of current market rates than the yield of the portfolio. Over the long-term, however, the adviser believes the portfolio will offset those differences by producing higher returns than a money market fund. The portfolio cannot, however, guarantee that the combination of securities and wrapper agreements will provide a constant NAV or a current rate of return that is higher than a money market mutual fund.

Debt Securities

  A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). Debt securities include securities issued by the corporations and the U.S. government and its agencies, mortgage-backed and asset-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), commercial paper and certificates of deposit.

  The concept of duration is useful in assessing the sensitivity of an income fund to interest rate movements, which are the main source of risk for almost all income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the price of the bond will go down, and vice versa). Some types of debt securities are more affected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mortgage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behavior can negatively affect the performance of a portfolio by shortening or lengthening its average maturity and, thus, reducing its effective duration. The unexpected timing of mortgage backed and asset-backed prepayments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. To compensate investors for assuming more risk, issuers with lower credit ratings usually offer their investors higher "risk premium" in the form of higher interest rates than they would find with a safer security, such as a U.S. Treasury security. However, since the interest rate is fixed on a debt security at the time it is purchased, investors reflect changes in confidence regarding the certainty of interest and principal by adjusting the price they are willing to pay for the security. This will affect the yield-to-maturity of the security. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Wrapper Agreements

  A wrapper agreement obligates the wrap provider to maintain the book value of some or all of the portfolio's assets (covered assets). Under a typical wrapper agreement, if the portfolio sells a covered asset for less than book value, the wrap provider will pay the portfolio the difference. If the portfolio sells a security for more than its book value, the portfolio will pay the wrap provider the difference. The book value of the covered assets is their purchase price:

  . Plus interest on the covered assets at a rate specified in the wrapper agreement (crediting rate), which the portfolio.

  .  Less an adjustment to reflect any defaulted securities.

  The portfolio and the wrapper provider calculate the crediting rate used in computing book value according to a formula specified in the wrapper agreement. Usually, the crediting rate is

  . The actual interest earned on the covered assets, or an index-based approximation of the interest earned on the covered assets.

  . Plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of the covered assets.

  Accounting for Wrapper Agreements

  The portfolio anticipates that the value of the wrapper agreements will move in the opposite direction from the value of the covered assets. When the value of the covered assets is less than their book value, the portfolio will treat the difference as an asset. Similarly, when the value of the covered assets is more than their book value, the excess will be a liability of the portfolio. Normally, the portfolio expects the sum of the total value of its wrapper agreements plus the total value of all of its covered assets to equal the book value of its covered assets.

  The terms of the wrapper agreements vary concerning when payments must actually be made between the portfolio and the wrap provider. In some cases, payments may be due upon disposition of the covered assets. Other wrapper agreements only provide for settlement when the wrapper agreement terminates or the portfolio sells all of the covered assets.

  Risks of Wrapper Agreements

  The crediting rate will generally reflect movements in prevailing interest rates, though, it may at any time be different from than these rates or the actual interest income earned on the covered assets. The costs the portfolio incurs when buying wrapper agreements may reduce its return as compared to a direct investment in the covered assets. Consequently, the portfolio may not perform as well as other high-quality fixed-income funds of comparable duration.

  The following are some of the factors that may cause the value of your shares to decline:

  . The portfolio may have to maintain a specified percentage of its total assets in short-term investments (liquidity reserve) to cover redemptions and portfolio expenses. This may result in a lower return for the portfolio than if it had invested in longer-term debt securities.

  . An issuer of a security may defaults on payments of principal or interest or have its credit rating downgraded, which may require the portfolio to sell covered assets quickly and at prices that may not fully reflect their current value. Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. In addition, downgrades below investment-grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrapper agreement.

  . The portfolio might not be able to replace existing wrapper agreements with other suitable wrapper agreement if (1) they mature or terminate or (2) the wrap provider defaults.

  The portfolio may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. . This could occur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable.

  . There is no active trading market for wrapper agreements and the portfolio does not expect one to develop; therefore, the portfolio will consider wrapper agreements illiquid. The portfolio may invest up to 15% of its net assets in illiquid securities.

OTHER INVESTMENT PRACTICES AND STRATEGIES

  As described below the portfolios may invest in derivatives and may deviate from their investment strategies from time to time. In addition, they may employ investment practices that are not described in this prospectus, including foreign securities, repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning the risks associated with these investment practices, you should read the SAI.

Derivatives

  The portfolio may use options, futures and swaps, which are types of derivatives. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .  Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Portfolio Turnover

  The portfolio may buy and sell investments relatively often and estimates that its annual portfolio turnover rate will not exceed 200%. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains, particularly short-term gains realized by the portfolio. Shareholders must pay tax on such capital gains.

YEAR 2000

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Consequently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in general. The year 2000 issue affects all companies and organizations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date.
  They are also requesting information on each service provider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT

Investment Adviser

  Dwight Asset Management Company, a Delaware corporation located at 125 College Street, Burlington, Vermont 05401, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser , an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since1983. For its services, the portfolio pays the adviser a fee of 0.50% of its average net assets.

  In addition, the adviser has voluntarily agreed to limit the total annual fund operating expenses of the portfolio to 1.00%. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue this expense limitation until further notice.

Portfolio Managers

  A team of investment professionals of the adviser is primarily responsibility for the day-to-day management of the portfolio.

Adviser's Historical Performance

  The adviser manages accounts of debt securities that have substantially similar investment objectives as the portfolio. The adviser manages these accounts using techniques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of all of these accounts are listed below. The performance data for the managed accounts reflects deductions of all fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect fees and expenses of the portfolio, the composite's performance would have been lower.

  The adviser calculated its performance according to the method used by the Association for Investment Management and Research. Had the adviser calculated its performance using the SEC's method, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate accounts is not intended to predict or suggest the performance of the portfolio and may be calculated differently than the performance of the portfolio.

                                          Dwight Asset
                                       Management Company              Ryan 5 Year GIC Master
                                      All Funds Composite*                      Index+
----------------------------------------------------------------------------------------------
Calendar Years
1998                                         6.94%                              6.57%
1997                                         7.11%                              6.58%
1996                                         7.28%                              6.73%
1995                                         7.63%                              7.19%
1994                                         8.10%                              7.52%
1993                                         8.69%                              8.15%
1992                                         9.37%                              8.70%
Average Annualized Return For
Various Periods Ended 3/31/99
1-year                                       6.85%                              6.59%
3-years                                      7.05%                              6.61%
5-years                                      7.33%                              6.86%
10-Years                                     8.65%                              7.83%


  * All returns are dollar weighted, and are net of fees and expenses. Returns are net fees, which are based on a dollar weight average of 0.10% as of 12/31/98.

SHAREHOLDER SERVICING ARRANGEMENTS

Shareholder Servicing

  Certain financial intermediaries (service agents) may charge their clients account fees for buying or redeeming shares of the UAM Funds. These fees may include transaction fees and/or service fees paid by the UAM Funds from their assets attributable to the service agent. The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors. The service agents may provide shareholder services to their clients that are not available to a shareholder dealing directly with the UAM Funds. Each service agent is responsible for transmitting to its clients a schedule of any such fees and information regarding any additional or different purchase or redemption conditions. You should consult your service agent for information regarding these fees and conditions.

  The adviser may pay its affiliated companies for referring investors to the portfolio. The adviser and its affiliates may, at their own expense, pay qualified service providers for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the portfolio.

  The UAM Funds also offer Institutional Service Class shares, which pay marketing or shareholder servicing fees, and Adviser Class shares, which impose a sales load and fees for marketing and shareholder servicing, for certain of its portfolios. The portfolio and other UAM Funds may not offer all of these classes.

THE DWIGHT CAPITAL PRESERVATION PORTFOLIO


  For investors who want more information about the portfolio, the following documents are available upon request.

STATEMENT OF ADDITIONAL INFORMATION

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.


HOW TO GET MORE INFORMATION
  Investors can receive free copies of these materials, request other information about the portfolio and make shareholder inquiries by writing to or calling:


                                   UAM FUNDS
                                 PO BOX 419081
                          KANSAS CITY, MO  64141-6081
                     (TOLL FREE) 1-877-UAM-LINK (826-5465)
                               WWW.UAM.COM


  For a fee, you can get copies of the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free, on the SEC's Internet site at www.sec.gov.


  The portfolio's Investment Company Act of 1940 file number is 811-8544.




                                   UAM

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)



                     Dwight Capital Preservation Portfolio
                          Institutional Class Shares
                      Institutional Service Class Shares



                      Statement of Additional Information
                               __________, 1999



  This statement of additional information (SAI) is not a prospectus. However, youshould read it in conjunction with the prospectus of Dwight Capital PreservationPortfolio Institutional Class Shares dated _______, 1999 and the prospectus ofDwight Capital Preservation Portfolio Institutional Service Class Shares dated_____, 1999. You may obtain a prospectus for Dwight Capital PreservationPortfolio by contacting the UAM Funds at the address listed above.


TABLE OF CONTENTS

Definitions..........................................................    3
The Fund.............................................................    3
Description of the Portfolio and Its Investments and Risks...........    3
 Debt Securities.....................................................    3
 Derivatives.........................................................    7
 Illiquid and Restricted Securities..................................   13
 Investment Companies................................................   13
 Repurchase Agreements...............................................   13
 Securities Lending..................................................   14
 Short-Term Investments..............................................   14
 When-Issued, Forward Commitment And Delayed Delivery Transactions...   15
 Wrapper Agreements..................................................   15
 Investment Policies.................................................   18
Management of the Portfolio..........................................   19
Code of Ethics.......................................................   20
Investment Advisory and Other Services...............................   20
 Investment Adviser..................................................   20
 Distributor.........................................................   22
 Administration And Transfer Agency Services.........................   22
 Custodian...........................................................   23
 Independent Public Accountant.......................................   23
 Service And Distribution Plans......................................   23
Brokerage Allocation and Other Practices.............................   25
 Selection of Brokers................................................   25
 Simultaneous Transactions...........................................   26
 Brokerage Commissions...............................................   26
Capital Stock and Other Securities...................................   26
 Description Of Shares And Voting Rights.............................   26
Dividends And Capital Gains Distributions............................   27
Purchase Redemption and Pricing of Shares............................   27
 Purchase Of Shares..................................................   27
 In-Kind Purchases...................................................   28
 Redemption Of Shares................................................   28
 Transfer of Shares..................................................   29
 Valuation of Shares.................................................   29
Performance Calculations.............................................   30
 Total Return........................................................   30
 Yield...............................................................   31
 Comparisons.........................................................   31
 Taxes...............................................................   31
Appendix A:  Description Of Securities And Ratings...................   33
 Moody's Investors Service, Inc. ....................................   33
 Standard & Poor's Ratings Services..................................   35
 Duff & Phelps Credit Rating Co. ....................................   37
 FITCH IBCA RATINGS..................................................   38
Appendix B - Comparisons.............................................   40

Definitions

  The "Fund" is UAM Funds Trust.

  The term "adviser" means Dwight Asset Management Company, the portfolio's investment adviser.

  UAM is United Asset Management Corporation.

  UAM is United Asset Management Corporation.

  UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

  UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

  UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

  CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Trust II and all of their portfolios.

  The term "the portfolio" is used to refer to Dwight Capital Preservation

  Portfolio, while "portfolio" or "portfolios" refers to some or all portfolios of the UAM Funds Complex.

  The terms "board" and "governing board" refer to the Fund's Board of Directors as a group, while "board member" refers to a single member of the board.

  All other defined terms, which are not otherwise defined in this SAI, have the same meaning in the SAI as they do in the prospectus of Dwight Capital Preservation Portfolio.

The Fund

  The Fund was organized under the name The Regis Fund II as a Delaware business trust on May 18, 1994. On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's principal executive office is located at One International Place, Boston, MA 02110; shareholders should direct all correspondence to the address listed on the cover of this SAI.

  The Fund is an open-end, management investment company under the Investment Company Act of 1940. Dwight Capital Preservation Portfolio is a diversified
  series of the Fund.   This means that with respect to 75% of its total assets,
  the portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets are not subject to this restriction. To the extent the portfolio invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Description of the Portfolio and Its Investments and Risks

DEBT SECURITIES
--------------------------------------------------------------------------------
  Debt securities are used by corporations and governments to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities. The portfolio may invest in fixed-income securities issued by corporate and government issuers and may have varying interest rate schedules. Asset-backed and mortgage backed securities are securities that are backed by pools of loans or mortgages assembled for sale to investors by various governmental agencies and private issuers. Mortgage-backed securities may generally take two forms: pass-throughs and collateralized mortgage obligations (CMOs).

  Since the portfolio invests in fixed-income securities, adverse changes in interest rates could cause the value of its investments to fall. This typically occurs when interest rates rise. The portfolio also could lose money if a security's credit rating worsens or its issuer becomes unable to honor its financial obligations. Interest rate changes may cause people to pay off mortgage-backed and asset-backed securities earlier or later than
  expected, which may shorten or   lengthen the maturity or duration (a measure
  of the investment life of a security) of the portfolio and may cause its share price and yield to fall.

Interest Rates

  The value of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the value of the bond will go down, and vice versa).

Credit Rating

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors higher interest rates than issuers with better credit ratings. If an issuer defaults, the bond will lose some or all of its value.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolio currently uses ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. APPENDIX A contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. Unless otherwise provided in a Wrapper Agreement, the portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade.

U.S. Government Securities

  For a discussion of these securities see "SHORT-TERM INVESTMENTS - GOVERNMENT SECURITIES" below.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Mortgage-backed securities differ from other forms of debt securities because they make monthly payments that consist of both interest and principal payments. (Other debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.) In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

  Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit issue the insurance and guarantees. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA, a wholly owned U.S. government corporation within the Department of Housing and Urban Development, is the principal governmental guarantor of mortgage-related securities. GNMA, which is backed by the faith and credit of the U.S. government, guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose it if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA, which is regulated by the Secretary of Housing and Urban development, purchases conventional mortgages from a list of approved seller/servicers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.

  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. Government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risk of Investing in Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences include interest and principal payments that are more frequent (usually monthly), adjustable interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

  The portfolio may fail to recover fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee because the counter-party failed to meet its commitments.

  Changes in interest rates and a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause the loans underlying a mortgage-backed security to be repaid sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities. Conversely, when interest rates are rising many mortgage-backed securities will see a decline in the prepayment rate, extending their average life. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal monthly. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Other Asset-Backed Securities

  A broad range of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through or CMO structures described above. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Because of the large number of vehicles involved and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  A portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Stripped Mortgage-Backed Securities

  Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal (the "principal only" or "PO" class). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions.

Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-
  entry form at the   Federal Reserve Bank or, in the case of bearer securities
  (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

  The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

DERIVATIVES
________________________________________________________________________________

  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. The portfolio may invest in the following types of derivatives:

Futures

  A futures contract is an agreement between two parties whereby one party is obligated to buy and the other is obligated to sell a financial instrument at an agreed upon price and time. The parties to a futures contract do not have to pay for or deliver the underlying financial instrument until the delivery date. The parties to a futures contract can hold the contract until its delivery date, although in many cases they close the contract early by taking an opposite position in an identical contract. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. The portfolio will incur commission expenses in both opening and closing futures positions.

  Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts. Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount.

  The portfolio may take a "short position" by selling futures contracts on securities it owns or on securities with characteristics similar to those of securities it owns. For example, when the portfolio expects interest rates to rise or securities prices to fall, it can seek to offset a decline in the value of its holdings by selling futures contracts so that the portfolio is obligated to sell the Securities at a future lower price. When the portfolio's short hedging position is successful, the appreciation in the value of the futures position will offset substantially any depreciation in the value of the holdings of the portfolio. On the other hand, a decline in the value of the futures position would offset any unanticipated appreciation in the value of the holdings of the portfolio.

  On other occasions, the portfolio may take a "long" position by purchasing futures contracts. For example, when the portfolio expects interest rates to fall or securities' prices to rise, it can seek to secure a better rate or price than might later be available by purchasing a futures contract. The portfolio may also buy futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Indexed Securities

  The indexed securities in which the Portfolio may invest include debt securities whose value at maturity is determined by reference to the relative prices of various currencies or to the price of a stock index. The value of such securities depends on the price of foreign currencies, securities indices or other financial values or statistics. These securities may be positively or negatively indexed; that is, their value may increase or decrease if the underlying instrument appreciates.

Options

  An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or OTC options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options.

  However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .   Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .   Closing it out in the secondary market at its current price.

  Selling (Writing) Put and Call Options

  When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the
  security's value.   If security prices remain the same over time, the
  portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

  . A call option on the same security or index with the same or lesser exercise price.

  . A call option on the same security or index with a greater exercise price, with the difference between the exercise prices maintained as a segregated account containing cash or liquid securities.

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

  . In the case of an index, the portfolio of securities that corresponds to the index.

  The portfolio can cover a put option by, at the time of selling the option:

  .  Entering into a short position in the underlying security.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price, with the difference between the exercise prices maintained as a segregated account containing cash or liquid securities.

  .  Maintaining the entire exercise price in liquid securities.

  Options on Securities Indices

  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  Options on Futures

  An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

  The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

  The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

  The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

  The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

  Combined Positions

  The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swap agreements

  Swap agreements are contracts that allow one party to "swap" some pre-agreed interest rate (either fixed rate or floating), index return, credit risk exposure, or certain cash flows in exchange for some different obligation or cash flow. For instance, one party may agree to exchange one variable floating rate interest rate contract based off of LIBOR for the total return of a bond index such as the Lehman Aggregate Bond Index.

  Neither the principal nor the actual interest payments change hands. Instead, the net difference between the two interest rates is determined - monthly, semiannually, or annually - and is paid by the party whose payment obligation exceeds that of the other.

  Swap agreements can be a valuable tool for controlling risk (e.g., by aiding duration management) or gaining sector exposure without exposure to individual bond issues.

  Swapping can allow investment managers to efficiently revise their investment profile to take advantage of current or expected future market conditions or to better optimize the structure of their investment portfolio.

  The swapper is exposed to the risk that the counter-party will default on the contract.

  If unfavorable interest rates develop, the swapper must pay to unwind, or assign, the swap. This termination of the swap places additional costs on the swapper. Market risk of swaps is similar to that of holding a portfolio of bonds.

Additional Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

  Correlation of Prices

  The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

  Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

  A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

  Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange where the portfolio originally entered into the transaction. If there is no secondary market for the contract, or the market is illiquid, the portfolio may have to purchase or sell the instrument underlying the contract, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out derivative positions could have an adverse impact on the ability of the portfolio to hedge its investments and may prevent the portfolio from realizing profits or limiting its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . During periods of market volatility, a commodity exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives.

  . The portfolio may have difficulty liquidating its existing positions or recovering excess variation margin payments because of exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity.

  . Investors may lose interest in a particular derivative or category of derivatives.

  .

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

  Margin

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

ILLIQUID AND RESTRICTED SECURITIES
-------------------------------------------------------------------------------
  Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

  The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the governing board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The portfolio may invest up to 15% of its net assets in illiquid securities. The priced realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

INVESTMENT COMPANIES
-------------------------------------------------------------------------------
  The portfolio reserve the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-ended or closed-end investment companies. No more than 5% of the investing portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the portfolio.

  The Fund has received permission from the SEC to allow each of its portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the portfolio's investment policies and restrictions. Based upon the portfolio's assets invested in the DSI Money Market Portfolio, the investing portfolio's adviser will waive its investment advisory and any other fees earned as a result of the portfolio's investment in the DSI Money Market Portfolio. The investing portfolio will bear expenses of the DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
-------------------------------------------------------------------------------
  In a repurchase agreement, the portfolio buys a security for a relatively short period (usually not more than 7 days) and simultaneously agrees to sell it back at a specified date and price. The portfolio normally uses repurchase agreements to earn income on assets that are not invested. The portfolio will require the counter-party to the agreement to deliver securities serving as collateral for each repurchase agreement to its custodian either physically or in book-entry form. The counter-party must add to the collateral whenever the price of the repurchase agreement rises (i.e., the borrower "marks to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

SECURITIES LENDING
--------------------------------------------------------------------------------
  To earn additional income, the portfolio may lend up to one-third of their total assets (including the value of the collateral for the loans) at fair market value to broker- dealers or other financial institutions. The portfolio may reinvest any cash collateral in short-term securities and money market funds. The portfolio will only lend its securities if:

  . The borrower provides collateral at least equal to the market value of the securities loaned

  . The collateral pledged and maintained by the borrower must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government.

  . The borrower adds to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

  .  The portfolio can terminate the loan at any time; and

  . The portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments).

  These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that it will lose money because the borrower fails to return the securities involved in the transaction. In addition, the borrower may become financially unable to honor its contractual obligations, which may delay or prevent the portfolio from liquidating the collateral.

SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the portfolio may invest a portion of its assets in the short-term investments described below.

Bank Obligations
  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  .  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

  . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

Certificates of deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

Commercial Paper

  Commercial paper is short-term obligation with maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See APPENDIX A for a description of commercial paper ratings.

Investment-Grade Short-Term Corporate Obligations
  See the discussion of debt securities above.

U.S. Government Securities

  The portfolio may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the U.S. government. Others, however, are supported only by the right of the instrumentality to borrow from the U.S. government.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
-------------------------------------------------------------------------------
  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future.
  In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or delivery securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers being an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The portfolio will add liquid assets to the account daily so that the value of the assets in the account is equal to the amount of such commitments. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

WRAPPER AGREEMENTS
--------------------------------------------------------------------------------
  Wrapper agreements are used in order to stabilize the NAV of the portfolio. Each wrapper agreement obligates the wrapper provider to maintain the "book value" of a portion of the portfolio's assets (covered assets) up to a specified maximum dollar amount, upon the occurrence of certain specified events. Generally, the book value of the covered assets is their (1) purchase price plus interest on the covered assets accreted at a rate specified in the wrapper agreement (crediting rate) less an adjustment to reflect any defaulted securities. The crediting rate used in computing book value is calculated by a formula specified in the wrapper agreement and is adjusted periodically. In the case of wrapper agreements purchased by the portfolio, the crediting rate is the actual interest earned on the covered assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuations in the market value of the covered assets. As a result, while the crediting rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the covered assets. The crediting rate may also be impacted by defaulted securities and by increases and decreases of the amount of covered assets as a result of contributions and withdrawals tied to the purchase and redemption of shares. In no event will the crediting rate fall below zero percent under the wrapper agreements entered into by the portfolio.

  Wrapper providers are banks, insurance companies and other financial institutions. The number of wrapper providers has been increasing in recent years. As of April 1998, there were approximately fifteen wrapper providers rated in one of the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of wrapper agreements is typically 0.10% to 0.25% per dollar of covered assets per annum.

  Generally, under the terms of a wrapper agreement, if the market value (plus accrued interest on the underlying securities) of the covered assets is less than their book value at the time the covered assets are liquidated in order to provide proceeds for withdrawals of portfolio interests resulting from redemptions of shares by IRA Owners, the wrapper provider becomes obligated to pay to the portfolio the difference. Conversely, the portfolio becomes obligated to make a payment to the wrapper provider if it is necessary for the portfolio to liquidate covered assets at a price above their book value in order to make withdrawal payments. (Withdrawals generally will arise when the portfolio must pay shareholders who redeem shares.) Because it is anticipated that each wrapper agreement will cover all covered assets up to a specified dollar amount, if more than one wrapper provider becomes obligated to pay to the portfolio the difference between book value and market value (plus accrued interest on the underlying securities), each wrapper provider will be obligated to pay an amount as designated by their contract according to the withdrawal hierarchy specified by the Adviser in the wrapper agreement. Thus, the portfolio will not have the option of choosing which wrapper agreement to draw upon in any such payment situation.

  The terms of the wrapper agreements vary concerning when these payments must actually be made between the portfolio and the wrapper provider. In some cases, payments may be due upon disposition of covered assets; other wrapper agreements provide for settlement of payments only upon termination of the wrapper agreement or total liquidation of the covered assets.

  The portfolio expects that the use of wrapper agreements by the portfolio will under most circumstances permit the portfolio to maintain a constant NAV and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the covered assets held by the portfolio less the expenses of the portfolio. However, there can be no guarantee that the portfolio will maintain a constant NAV or that any shareholder will realize the same investment return as might be realized by investing directly in the portfolio assets other than the wrapper agreements. For example, a default by the issuer of a portfolio Security or a wrapper provider on its obligations might result in a decrease in the value of the portfolio assets and, consequently, the shares. The wrapper agreements generally do not protect the portfolio from loss if an issuer of portfolio securities defaults on payments of interest or principal. Additionally, a portfolio shareholder may realize more or less than the actual investment return on the portfolio Securities. Furthermore, there can be no assurance that the portfolio will be able at all times to obtain wrapper agreements. Although it is the current intention of the portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the portfolio may elect not to cover some or all of its assets with wrapper agreements should wrapper agreements become unavailable or should other conditions such as cost, in the Adviser's sole discretion, render their purchase inadvisable.

  If, in the event of a default of a wrapper provider, the portfolio were unable to obtain a replacement wrapper agreement, participants redeeming shares might experience losses if the market value of the portfolio's assets no longer covered by the wrapper agreement is below book value. The combination of the default of a wrapper provider and an inability to obtain a replacement agreement could render the portfolio and the portfolio unable to achieve their investment objective of maintaining a stable NAV. If the governing board determines that a wrapper provider is unable to make payments when due, that Board may assign a fair value to the wrapper agreement that is less than the difference between the book value and the market value (plus accrued interest on the underlying securities) of the applicable covered assets and the portfolio might be unable to maintain NAV stability.

  Some wrapper agreements require that the portfolio maintain a specified percentage of its total assets in short-term investments (liquidity reserve). These short-term investments must be used for the payment of withdrawals from the portfolio and portfolio expenses. To the extent the liquidity reserve falls below the specified percentage of total assets, the portfolio is obligated to direct all net cash flow to the replenishment of the liquidity reserve. The obligation to maintain a liquidity reserve may result in a lower return for the portfolio than if these funds were invested in longer-term debt securities. The liquidity reserve required by all wrapper agreements is not expected to exceed 2-10% of the portfolio's total assets.

  Wrapper agreements may also require that the covered assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The portfolio will purchase wrapper agreements whose criteria in this regard are consistent with the portfolio's investment objective and policies.

  Wrapper agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the portfolio's ability to hold such downgraded securities.

  Wrapper agreements are structured with a number of different features. Wrapper agreements purchased by the portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the wrapper agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The portfolio enters into particular types of wrapper agreements depending upon their respective cost to the portfolio and the wrapper provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the portfolio will enter into participating wrapper agreements of open-end maturity and hybrid wrapper agreements.

Types of Wrapper Agreements

  Non-Participating Wrapper Agreement

  Under a non-participating wrapper agreement, the wrapper provider becomes obligated to make a payment to the portfolio whenever the portfolio sells covered assets at a price below book value to meet withdrawals of a type covered by the wrapper agreement (a "Benefit Event"). Conversely, the portfolio becomes obligated to make a payment to the wrapper provider whenever the portfolio sells covered assets at a price above their book value in response to a Benefit Event. In neither case is the crediting rate adjusted at the time of the Benefit Event. Accordingly, under this type of wrapper agreement, while the portfolio is protected against decreases in the market value of the covered assets below book value, it does not realize increases in the market value of the covered assets above book value; those increases are realized by the wrapper providers.

  Participating Wrapper Agreement

  Under a participating wrapper agreement, the obligation of the wrapper provider or the portfolio to make payments to each other typically does not arise until all of the covered assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the crediting rate.

  Hybrid Wrapper Agreement

  Under a hybrid wrapper agreement, the obligation of the wrapper provider or the portfolio to make payments does not arise until withdrawals exceed a specified percentage of the covered assets, after which time payment covering the difference between market value and book value will occur. For example, a 50/50 hybrid wrap on $100mm of securities would provide for a participating wrapper be in place for the first $50 million of withdrawals which might lead to adjustments in the crediting rate, with a non-participating wrapper in place for the next $50 million of withdrawals, with those withdrawals not creating any adjustment to the crediting rate.

  Fixed-Maturity Wrapper Agreement

  A fixed-maturity wrapper agreement terminates at a specified date, at which time settlement of any difference between book value and market value of the covered assets occurs. A fixed-maturity wrapper agreement tends to ensure that the covered assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the covered assets to the remaining life of the wrapper agreement.

  Evergreen Wrapper Agreement

  An evergreen wrapper agreement has no fixed maturity date on which payment must be made, and the rate of return on the covered assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity wrapper agreement, the rate of return on assets covered by an evergreen wrapper agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An Evergreen wrapper agreement may be converted into a fixed-maturity wrapper agreement that will mature in the number of years equal to the duration of the covered assets.

Additional Risks of Wrapper Agreements

  In the event of the default of a wrapper provider, the portfolio could potentially lose the book value protections provided by the wrapper agreements with that wrapper provider. However, the impact of such a default on the portfolio as a whole may be minimal or non-existent if the market value of the covered assets thereunder is greater than their book value at the time of the default, because the wrapper provider would have no obligation to make payments to the portfolio under those circumstances. In addition, the portfolio may be able to obtain another wrapper agreement from another wrapper provider to provide book value protections with respect to those covered assets. The cost of the replacement wrapper agreement might be higher than the initial wrapper agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those covered assets is less than their book value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting wrapper provider. If the portfolio were unable to obtain a replacement wrapper agreement, participants redeeming shares might experience losses if the market value of the portfolio's assets no longer covered by the wrapper agreement is below book value. The combination of the default of a wrapper provider and an inability to obtain a replacement agreement could render the portfolio and the portfolio unable to achieve its investment objective of seeking to maintain a stable NAV.

  With respect to payments made under the wrapper agreements between the portfolio and the wrapper provider, some wrapper agreements, as noted in the portfolio's prospectus, provide that payments may be due upon disposition of the covered assets, while others provide for payment only upon the total liquidation of the Covered assets or upon termination of the wrapper agreement. In none of these cases, however, would the terms of the wrapper agreements specify which portfolio securities are to be disposed of or liquidated. Moreover, because it is anticipated that each wrapper agreement will cover all covered assets up to a specified dollar amount, if more than one wrapper provider becomes obligated to pay to the portfolio the difference between book value and market value (plus accrued interest on the underlying securities), each wrapper provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the portfolio will not have the option of choosing which wrapper agreement to draw upon in any such payment situation. Under the terms of most wrapper agreements, the wrapper provider will have the right to terminate the wrapper agreement in the event that material changes are made to the portfolio's investment objectives or limitations or to the nature of the portfolio's operations. In such event, the portfolio may be obligated to pay the wrapper provider termination fees. The portfolio will have the right to terminate a wrapper agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a wrapper agreement or conversion of an Evergreen Wrapper Agreement to a fixed maturity, some wrapper agreements may require that the duration of some portion of the portfolio's securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the portfolio.

INVESTMENT POLICIES
-------------------------------------------------------------------------------
  Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall (with the exception of a limitation relating to borrowing) be determined immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the investment limitations of the portfolio. The following investment limitations are fundamental, which means the portfolio cannot change them without shareholder approval. The portfolio will not:

  . Make any investment that is inconsistent with its classification as a diversified investment management company under the Investment Company Act of 1940, as amended.

  . Concentrate its investments in securities of issuers primarily engaged in any particular industry (other securities issued or guaranteed by the United States government or its agencies or instrumentalities or when the portfolio adopts a temporary defensive position).

  . Issue senior securities, except as permitted by the Investment Company Act of 1940, as amended.

  .  Invest in physical commodities or contracts on physical commodities.

  . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  . Make loans except (i) by that the acquisition of investment securities or other investment instruments in accordance with the portfolio's prospectus and statement of additional information shall not be deemed to be the making of a loan; and (ii) that the portfolio may lend its portfolio securities in accordance with applicable law and the guidelines set forth in the portfolio's prospectus and statement of additional information, as they may be amended from time to time.

  .  Underwrite the securities of other issuers.

  . Borrow money, except to the extent permitted by applicable law and the guidelines set forth in the portfolio's prospectus and statement of additional information, as they may be amended from time to time.

Management of the Portfolio

  The business of the Fund is managed by its governing board, which, in turn, elects officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the board. The Fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, each independent board member is reimbursed for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolio of the UAM Funds complex. The Fund does not pay the remaining board members for their services. UAM or its affiliates or Chase Global Funds Services Company pay the Fund's officers.

  The following table lists the board members and officers of the Fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex.

                                                                                                           Aggregate Compensation
                            Position UAM                                                                   from Registrant as of
Name, Address, DOB          Funds, Inc.            Principal Occupations During the Past 5 years           October 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------

John T. Bennett, Jr.          Director         President of Squam Investment Management Company,                $29,465
College Road -- RFD 3                          Inc. and Great Island Investment Company, Inc.;
Meredith, NH 03253                             President of Bennett Management Company from
1/26/29                                         1988 to 1993.
------------------------------------------------------------------------------------------------------------------------------------

Nancy J. Dunn                 Director         Financial Officer of World Wildlife Fund since 1999.             $29,465
World Wildlife Fund                            Formerly, Vice President for Finance and Administration
1250 24th Street, N.W.,                         and Treasurer of Radcliffe College from 1991 to 1999.
4th  Floor
Washington, D.C. 20037
8/14/51
------------------------------------------------------------------------------------------------------------------------------------

William A. Humenuk            Director         Executive Vice President and Chief Administrative Officer of     $29,465
100 King Street West                           Philip Services Corp.; Director, Hofler Corp.; Formerly, a
P.O. Box 2440, LCD-1,                          Partner in the Philadelphia office of the law firm Dechert
Hamilton  Ontario,                             Price & Rhoads.
Canada L8N-4J6
4/21/42
------------------------------------------------------------------------------------------------------------------------------------

Philip D. English             Director         President and Chief Executive Officer of Broventure Company,     $29,465
16 West Madison Street                         Inc.; Chairman of the Board of Chektec Corporation and Cyber
Baltimore, MD 21201                            Scientific, Inc
8/5/48
------------------------------------------------------------------------------------------------------------------------------------


                           Total
                           Compensation
                           From UAM
                           Funds Complex as of
Name, Address, DOB         October 31, 1998
-----------------------------------------------
John T. Bennett, Jr.          $37,000
College Road -- RFD 3
Meredith, NH 03253
1/26/29
-----------------------------------------------
Nancy J. Dunn                 $37,000
World Wildlife Fund
1250 24th Street, N.W.,
4th  Floor
Washington, D.C. 20037
8/14/51
-----------------------------------------------
William A. Humenuk            $37,000
100 King Street West
P.O. Box 2440, LCD-1,
Hamilton  Ontario,
Canada L8N-4J6
4/21/42
-----------------------------------------------
Philip D. English             $37,000
16 West Madison Street
Baltimore, MD 21201
8/5/48
----------------------------------------------


                                                                                                           Aggregate Compensation
                                                                                                           from Registrant as of
                                                   Principal Occupations During the Past 5 years           October 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*             Director,        Chairman, Chief Executive Officer and a Director of United       0
One International Place       President and    Asset Management Corporation; Director, Partner or Trustee
Boston, MA 02110              Chairman         of each of the Investment Companies of the Eaton Vance Group
3/21/35                       Mutual Funds.
------------------------------------------------------------------------------------------------------------------------------------
Peter M. Whitman, Jr.*        Director         President and Chief Investment Officer of Dewey Square           0
One Financial Center                           Investors Corporation since 1988; Director and Chief
Boston, MA 02111                               Executive Officer of H.T. Investors, Inc., formerly a
7/1/43                                         subsidiary of Dewey Square.
------------------------------------------------------------------------------------------------------------------------------------
James P. Pappas*              Director         Senior Vice President of UAM Investment Services, Inc. and       0
211 Congress Street                            UAM Trust Company since January 1996; Principal of UAM Fund
Boston, Ma 02110                               Distributors, Inc. since December 12, 1995; formerly a
2/24/53                                        Director and Chief Operating Officer of CS First Boston
                                               Investment Management from 1993-1995.
------------------------------------------------------------------------------------------------------------------------------------
William H. Park               Vice President   Executive Vice President and Chief Financial Officer of          0
One International Place                        United Asset Management Corporation.
Boston, MA 02110
9/19/47
------------------------------------------------------------------------------------------------------------------------------------
Gary L. French                Treasurer        President of UAMFSI and UAMFDI, formerly Vice President of       0
211 Congress Street                            Operations, Development and Control of Fidelity Investments
Boston, MA 02110                               in 1995; Treasurer of the Fidelity Group of Mutual Funds
7/4/51                                         from 1991 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. DeFao              Secretary        Vice President and General Counsel of UAMFSI and UAMFDI;         0
211 Congress Street                            Associate Attorney of Ropes & Gray (a law firm) from 1993 to
Boston, MA 02110                               1995.
2/28/68
------------------------------------------------------------------------------------------------------------------------------------
Robert R. Flaherty            Assistant        Vice President of UAMFSI; formerly Manager of Fund               0
211 Congress Street           Treasurer        Administration and Compliance of CGFSC from 1995 to 1996;
Boston, MA 02110                               Deloitte & Touche LLP from 1985 to 1995, Senior Manager.
9/18/63
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Leary              Assistant        Vice President of Chase Global Funds Services Company since      0
73 Tremont Street             Treasurer        1993.  Manager of Audit at Ernst & Young from 1988 to 1993.
Boston, MA  02108
11/23/65
------------------------------------------------------------------------------------------------------------------------------------
Michelle Azrialy              Assistant        Assistant Treasurer of Chase Global Funds Services Company       0
73 Tremont Street             Secretary        since 1996.  Senior Public Accountant with Price Waterhouse
Boston, MA 02108                               LLP from 1991 to 1994.
4/12/69

                           Total
                           Compensation
                           From UAM
                           Funds Complex as of
Name, Address, DOB         October 31, 1998
-----------------------------------------------
Norton H. Reamer*                0
One International Place
Boston, MA 02110
3/21/35
-----------------------------------------------
Peter M. Whitman, Jr.*           0
One Financial Center
Boston, MA 02111
7/1/43
-----------------------------------------------
James P. Pappas*                 0
211 Congress Street
Boston, Ma 02110
2/24/53
-----------------------------------------------
William H. Park                  0
One International Place
Boston, MA 02110
9/19/47
-----------------------------------------------
Gary L. French                   0
211 Congress Street
Boston, MA 02110
7/4/51
-----------------------------------------------
Michael E. DeFao                 0
211 Congress Street
Boston, MA 02110
2/28/68
-----------------------------------------------
Robert R. Flaherty               0
211 Congress Street
Boston, MA 02110
9/18/63
-----------------------------------------------
Michael J. Leary                 0
73 Tremont Street
Boston, MA  02108
11/23/65
-----------------------------------------------
Michelle Azrialy                 0
73 Tremont Street
Boston, MA 02108
4/12/69


*These people are "interested persons" of the Fund as that term is defined in the 1940 Act.

Code of Ethics

  The Fund has adopted a Code of Ethics that restricts to a certain extent personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.

Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------
Control of Adviser

  The Adviser is located at 125 College Street, Burlington, Vermont 05401. The Adviser (or its predecessor), an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit-sharing plans, 401(k), 403(b) and thrift plans since 1978.

  UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August

  1983, UAM has acquired or organized approximately 45 such affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolio of the UAM Funds complex.

Investment Advisory Agreement

  Service Performed by Adviser

  Pursuant to the Investment Advisory Agreement (Advisory Agreement) between the Fund and the Adviser, the Adviser has agreed to:

  .  Manage the investment and reinvestment of the assets of the portfolio.

  . Continuously review, supervise and administer the investment program of the portfolio.

  . Determine in its discretion the securities the portfolio will buy or sell and the portion of its assets the portfolio will hold uninvested.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence of the part of the Adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

  Continuing an Advisory Agreement

  Unless sooner terminated, an Advisory Agreement shall continue for periods of one year so long as such continuance is specifically approved at least annually (a) by a majority of those members of the governing board of the Fund who are not parties to the Advisory Agreement or interested persons of any such party and (b) by a majority of the governing board of the Fund or a majority of the shareholders of the portfolio. An Advisory Agreement may be terminated at any time by the Fund, without the payment of any penalty, by vote of a majority of the portfolio' shareholders on 60 days' written notice to the Adviser. The Adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

Investment Advisory Fee

  For its services, the Adviser receives an advisory fee calculated annual rate of 0.40% of the average daily net assets of the portfolio for the month. The Adviser's fee is paid monthly.

Expense Limitation

  The Adviser may voluntarily agree to limit the expenses of the portfolio. The Adviser may reduce its compensation to the extent that the expenses of the portfolio exceed such lower expense limitation as the Adviser may, by notice to the portfolio, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. The prospectus describes the terms of any expense limitation that are in effect from time to time.

Representative Institutional Clients

  As of the date of this SAI, the Adviser's representative institutional clients included Morgan Stanley, MFS, SEI Corporation Chase Manhattan Bank, Asea Brown Boveri, Hoffmann-LaRoche and the State of Vermont.

  In compiling this client list, the Adviser used objective criteria such as account size, geographic location and client classification. The Adviser did not use any performance-based criteria. It is not known whether these clients approve or disapprove of the Adviser or the advisory services provided.

DISTRIBUTOR
--------------------------------------------------------------------------------
UAMFDI serves as the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATION AND TRANSFER AGENCY SERVICES
--------------------------------------------------------------------------------
Administrator and Sub-Administrator

  Administrator

  Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including

  .  Taxes, interest, brokerage fees and commissions.

  . Salaries and fees of officers and members of the Board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the Adviser.

  .  SEC fees and state Blue-Sky fees.

  .  EDGAR filing fees.

  .  Processing services and related fees.

  .  Advisory and administration fees.

  . Charges and expenses of pricing and data services, independent public accountants and custodians.

  .  Insurance premiums including fidelity bond premiums.

  .  Outside legal expenses.

  .  Costs of maintenance of corporate existence.

  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

  . Printing and production costs of shareholders' reports and corporate meetings.

  .  Cost and expenses of Fund stationery and forms.

  .  Costs of special telephone and data lines and devices.

  .  Trade association dues and expenses.

  .  Any extraordinary expenses and other customary Fund expenses.

  Unless sooner terminated, the Fund Administration Agreement shall continue in effect from year to year provided the board specifically approves such continuance at least annually. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice.

  The Fund Administration Agreement shall automatically terminate upon its assignment by UAMFSI without the prior written consent of the Fund.

  UAMFSI will from time to time employ or associate with such person or persons as may be fit to assist them in the performance of the Fund Administration Agreement. Such person or persons may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such person or persons for such employment. The Fund will not incur any obligations with respect to such persons.

Sub-Administrator

  UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated April 15, 1996. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

  UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

  UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administration and Transfer Agency Services Fees

  The portfolio pays a four-part fee to UAMFSI as follows:

  . A portfolio specific fee to UAMFSI calculated at the annual rate of 0.06% aggregate net assets of the portfolio.

  . An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

  . An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

  . An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

CUSTODIAN
--------------------------------------------------------------------------------
  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants for the Fund.

SERVICE AND DISTRIBUTION PLANS
--------------------------------------------------------------------------------
  The Fund has adopted a Distribution Plan and a Shareholder Servicing Plan (the "Plans") for their Institutional Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Shareholder Servicing Plan

  The Shareholder Servicing Plan (Service Plan) permits the Fund to compensate broker-dealers or other financial institutions (Service Agents) that have agreed with UAMFDI to provide administrative support services to Institutional Service Class shareholders that are their customers. Under the Service Plan, Institutional Service Class Shares may pay service fees at the maximum annual rate of 0.25% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. The Fund pays these fees out of the assets allocable to Institutional Service Class Shares to UAMFDI, to the Service Agent directly or through UAMFDI. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Fund Service Class Shares as the SEC construes such term under Rule 12b-1. Services for which Institutional Service Class Shares may compensate Service Agents include:

  .  Acting as the sole shareholder of record and nominee for beneficial owners.

  . Maintaining account records for such beneficial owners of the Fund's shares.

  .  Opening and closing accounts.

  . Answering questions and handling correspondence from shareholders about their accounts.

  .  Processing shareholder orders to purchase, redeem and exchange shares.

  . Handling the transmission of funds representing the purchase price or redemption proceeds.

  . Issuing confirmations for transactions in the Fund's shares by shareholders.

  . Distributing current copies of prospectuses, statements of additional information and shareholder reports.

  . Assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts.

  .  Providing account maintenance and accounting support for all transactions.

  . Performing such additional shareholder services as may be agreed upon by the Fund and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.

Rule 12b-1 Distribution Plan

  The Distribution Plan permits a portfolio to pay UAMFDI or others for certain distribution, promotional and related expenses involved in marketing its Institutional Service Class Shares. Under the Distribution Plan, Institutional Service Class Shares may pay distribution fees at the maximum annual rate of 0.75% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. These expenses include, among other things:

  .  Advertising the availability of services and products.

  . Designing materials to send to customers and developing methods of making such materials accessible to customers.

  .  Providing information about the product needs of customers.

  . Providing facilities to solicit Fund sales and to answer questions from prospective and existing investors about the Fund.

  . Receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information.

  .  Displaying and making available sales literature and prospectuses.

  . Acting as liaison between shareholders and the Fund, including obtaining information from the Fund and providing performance and other information about the Fund.

 .

     In addition, the Service Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.

Fees Paid under the Service and Distribution Plans

  The Plans permit Institutional Service Class Shares to pay distribution and service fees at the maximum annual rate of 0.75% of the class' average daily net assets for the year. The Fund's governing board may reduce this amount at any time and has limited the amount the Institutional Service Class may pay under the Plans to 0.50% of the class' average daily net assets for the year. Currently, however, the class is paying 0.25% of its average daily net assets.

  The Fund will not reimburse the Distributor or others for distribution expenses incurred in excess of the amount permitted by the Plans.

  Subject to seeking best price and execution, the Fund may buy or sell portfolio securities through firms that receive payments under the Plans. UAMFDI, at its own expense, may pay dealers for aid in distribution or for aid in providing administrative services to shareholders.

Approving, Amending and Terminating the Fund's Distribution Arrangements

  Shareholders of each portfolio have approved the Plans. The Plans also were approved by the governing board of the Fund, including a majority of the members of the board who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (Plan Members), by votes cast in person at meetings called for the purpose of voting on these Plans.

Continuing the Plans

  The Plans continue in effect from year to year so long as they are approved annually by a majority of the Fund's board members and its Plan Members. To continue the Plans, the board must determine whether such continuation is in the best interest of the Institutional Service Class shareholders and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Fund's board has determined that the Fund's distribution arrangements are likely to benefit the Fund and its shareholders by enhancing the Fund's ability to efficiently service the accounts of its Institutional Service Class shareholders.

Amending the Plans

  A majority of the Fund's governing board and a majority of its the Plan Members must approve any material amendment to the Plans. Likewise, any amendment materially increasing the maximum percentage payable under the Plans must be approved by a majority of the outstanding voting securities of the Class, as well as by a majority of the Plan Members.

Terminating the Plans

  A majority of the Plan Members or a majority of the outstanding voting securities of the Class may terminate the Plans at any time without penalty. In addition, the Plans will terminate automatically upon their assignment.

Miscellaneous
  So long as the Plans are in effect, the disinterested board members will select and nominate the Plan Members of the Fund.

  The Fund and UAMFDI intend to comply with the Conduct Rules of the National Association of Securities Dealers relating to investment company sales charges. with these rules.

  Pursuant to the Plans, the board reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made.

Additional Non-12b-1 Shareholder Servicing Arrangements

  In addition to payments by the Fund under the Plans, UAM and any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund, a portfolio or any class of shares of a portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such services arrangements, when in effect, are made generally available to all qualified service providers. The Adviser may also compensate its affiliated companies for referring investors to the portfolios.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------
  The Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Adviser. The Adviser may select brokers based on research, statistical and pricing services they provide to the portfolio. Information and research provided by a broker will be in addition to, and not instead of, the services the Adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. The Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
  The Adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the Adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The Adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the Adviser, and the results of such allocations.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------
Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Capital Stock and Other Securities

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust, as amended, permit its governing board to issue an unlimited number of shares without par value. The governing board has the power to create and designate one or more series (portfolio) or classes of shares of common stock and to classify or reclassify any unissued shares at any time and without shareholder approval. When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of each series and class have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of members of the governing board can elect 100% of the members if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the members of the Fund's governing board.

  If the Fund is liquidated, the shareholders of the portfolio or any class thereof are entitled to receive the net assets belonging to the portfolio, or in the case of a class, belonging to the portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of the portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of the portfolio or any class thereof may be authorized at any time by vote of a majority of the members of the governing board.

  The governing board has authorized two classes of shares, Institutional and Institutional Service. Both Institutional Class and Institutional Service Class Shares represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects. Unlike Institutional Class Shares, Institutional Service Class Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. The two classes also have different exchange privileges. The net income attributable to Institutional Service Class Shares and the dividends payable on Institutional Service Class Shares will be reduced by the amount of the shareholder servicing and distribution fees; accordingly, the net asset value of the Institutional Service Class Shares will be reduced by such amount to the extent the portfolio has undistributed net income.

  The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law. The Fund has undertaken that the governing board will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

Dividends And Capital Gains Distributions

  The Fund tries to distribute substantially all of the net investment income of the portfolio and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, the Fund cannot predict the time or amount of any such dividends or distributions.

  Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or before the "record date" -- the date that establishes which shareholders will receive an upcoming distribution -- for a distribution, you will receive some of the money you invested as a taxable distribution.

  Unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the portfolio at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

  The portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The portfolio will distribute its net capital gains to its investors, but will not offset (for federal income tax purposes) such gains against any net capital losses of another portfolio.

Purchase Redemption and Pricing of Shares

PURCHASE OF SHARES
--------------------------------------------------------------------------------
  Service Agents may enter confirmed purchase orders on behalf of their customers. If shares of the portfolio are purchased in this manner, the Service Agent must receive your investment order before the close of trading on the New York Stock Exchange and transmit it to UAMSSC before the close of its business day to receive that day's share price. UAMSSC must receive proper payment for the order by the time the portfolio is priced on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Purchases of shares of the portfolio will be made in full and fractional shares of the portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

  The Fund reserves the right in its sole discretion to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the portfolio's shares.

IN-KIND PURCHASES
--------------------------------------------------------------------------------
  If accepted by the Fund, shareholders may purchase shares of the portfolio in exchange for securities that are eligible for acquisition by the portfolio. Securities to be exchanged that are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by the portfolio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of the portfolio unless:

  . At the time of exchange, such securities are eligible to be included in the portfolio (current market quotations must be readily available for such securities).

  . The investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restrictions upon their sale by the portfolio under the Securities Act of 1933, or otherwise.

  . The value of any such securities (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the portfolio will not exceed 5% of the net assets of the portfolio immediately after the transaction.

  . Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

REDEMPTION OF SHARES
------------------------------------------------------------------------------
  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued.

  . A letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered.

  .

  Any required signature guarantees (see "SIGNATURE GUARANTEES"). Any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

  The following tasks cannot be accomplished by telephone:

  Changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed).

Redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent does not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Signature Guarantees

  To protect your account, the Fund and its sub-transfer agent from fraud, signature guarantees are required for certain redemptions. The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account

  Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institutions is available from the Fund's transfer agent. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program.

  The signature guarantee must appear either (1) on the written request for redemption, (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed, or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

Other Redemption Information

  Normally, the Fund will pay for all shares redeemed under proper procedures within one business day of and no more than seven days after the receipt of the request, or earlier if required under applicable law. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  The Fund may suspend redemption privileges or postpone the date of payment during any period that both the NYSE and custodian bank are closed, or trading on the NYSE is restricted as determined by the Commission.

  During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets. For such other periods as the Commission may permit.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
  Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES
--------------------------------------------------------------------------------
  The Fund does not price its shares on those days when the New York Stock Exchange is closed, which are currently: Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; Christmas Day; New Year's Day and Dr. Martin Luther King, Jr. Day.

Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the UAM Funds' boards determines that amortized cost reflects fair value.

Wrapper Agreements

  The value of Wrapper Agreements determined in good faith at fair value using methods determined by the UAM Funds' boards. The fair value of a wrapper agreement generally will be equal to the difference between the book value and the market value of the applicable covered assets after consideration is given to the credit rating of the wrap provider and its ability to pay amounts due under the wrapper agreement. If the board determines that a wrap provider is unable to make such payments, the board may assign a value to the wrapper agreement that is less than the difference between the book value and the market value of the covered assets, which might adversely affect the portfolio's ability to maintain a stable NAV.

Other Assets

  The value of other assets and securities for which no quotations are readily available (including illiquid and restricted securities) is determined in good faith at fair value using methods determined by the UAM Funds' boards.

Performance Calculations

  The portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of the method used to compute or express performance follows.

  Performance is calculated separately for each class. Dividends paid by the portfolio with respect to each class will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
-------------------------------------------------------------------------------
  Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The average annual total return of the portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  These figures are calculated according to the following formula:

P (1 + T)/n/ = ERV
  Where:

  P    =      a hypothetical initial payment of $10,000

  T    =      average annual total return

  n    =      number of years

  ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
-------------------------------------------------------------------------------
  Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

  Yield = 2(((a-b)/(c/d)+1)/6/-1)

  Where:

  a =  dividends and interest earned during the period

  b =  expenses accrued for the period (net of reimbursements)

  c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

  d =  the maximum offering price per share on the last day of the period.

COMPARISONS
-------------------------------------------------------------------------------
  The portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in the portfolio' s SAI. This information may also be included in sales literature and advertising.

  To help investors better evaluate how an investment in the portfolio of the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see APPENDIX B for publications, indices and averages that may be used.

  In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the portfolio to calculate its performance. In addition, there can be no assurance that the portfolio will continue this performance as compared to such other averages.

TAXES
-------------------------------------------------------------------------------
  In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies.

  The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

  If for any taxable year a portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, a portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders.

  Dividends and interest received by each portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes reduce each portfolio's dividends but are included in the taxable income reported on your tax statement if each portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

Appendix A:  Description Of Securities And Ratings

MOODY'S INVESTORS SERVICE, INC.
-------------------------------------------------------------------------------
Preferred Stock Ratings

     aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

     aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

     caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristic s:

                .    High rates of return on funds employed.
                .    Conservative capitalization structure with moderate
                     reliance on debt and ample asset protection.
                .    Broad leading market positions in well-established
                     industries.
                .    margins in earnings coverage of fixed financial charges and high internal cash generation.
                .    Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime          Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES
-------------------------------------------------------------------------------

Preferred Stock Ratings

     AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B, CCC     Preferred stock rated BB, B, and CCC are regarded, on
                    balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

     C              A preferred stock rated C is a nonpaying issue.

     D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Plus (+) or    To provide more detailed indications of preferred stock
                    quality, ratings from AA to CCC may be modified by

     minus (-)      the addition of a plus or minus sign to show relative
                    standing within the major rating categories.

Long-Term Issue Credit Ratings
  Issue credit ratings are based, in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  Nature of and provisions of the obligation;

  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

  Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated CC is currently highly vulnerable to nonpayment.

     C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Short-Term Issue Credit Ratings

  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUFF & PHELPS CREDIT RATING CO.
-------------------------------------------------------------------------------
Long-Term Debt and Preferred Stock

     AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

     BBB+/BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
     BBB-

     BB+/BB/BB-      Below investment grade but deemed likely to meet
                     obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

     B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

     DP              Preferred stock with dividend arrearages.

Short-Term Debt

  High Grade
     D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

  Good Grade
     D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

  Satisfactory Grade
     D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

  Non-Investment Grade
     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.
  Default
     D-5 Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA RATINGS
--------------------------------------------------------------------------------
International Long-Term Credit Ratings

  Investment Grade
     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     B Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


  Speculative Grade
     BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C         High default risk.  Default is a real possibility.
                      Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

  International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C                High default risk.  Default is a real possibility.
                      Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D                Default.  Denotes actual or imminent payment default.


  Notes

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

  'NR'  indicates that Fitch IBCA does not rate the issuer or issue in question.

  'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

Appendix B - Comparisons

  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

  Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

  Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

  Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

  Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

  Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

  IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

  IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

  Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

  Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

  Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

  Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

  New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

  Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

  Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

  Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

  Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

  Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

  Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

  Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

  Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

  Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

  Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

  Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

  Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

  Value Line -- composed of over 1,600 stocks in the Value Line Investment
  Survey.

  Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..


  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                UAM FUNDS TRUST

                                 EXHIBIT INDEX

Exhibit   Description

   E.2. Distribution Agreement between Registrant and UAM Fund Distributors, Inc. dated as of March 31, 1999 (Advisor Class Shares)
   E.4. Amendment to Distribution Agreement between Registrant and ACG Capital Corporation dated as of March 31, 1999
   I.     Opinions and Consents of Counsel